Contingencies (Details)							12 Months Ended
	Feb. 06, 2023 MXN ($)	Jan. 04, 2023 MXN ($)	Jul. 08, 2021 USD ($)	Dec. 11, 2020 MXN ($)	Sep. 05, 2017 USD ($)	Dec. 09, 2016 MXN ($)	Dec. 31, 2023 MXN ($) Tons	Dec. 31, 2023 USD ($) Tons	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Nov. 06, 2017 USD ($)	Jul. 26, 2004 USD ($)
Contingencies [Line Items]
Obligated to pay																	$ 200,000
Disposition of stack (in Tons) | Tons							8,000	8,000
Total metric tons (in Tons) | Tons							3,000	3,000
Environmental liabilities								$ 2,500,000		$ 2,500,000		$ 2,500,000
Current and non-current portion reserve								1,000,000		$ 1,000,000		$ 1,500,000
Civil penalties (in Pesos)	$ 990,000						$ 700,000,000
Pension amount (in Pesos)		$ 1,274,075,000
Provision								$ 8,345,769
Payments of expenses					$ 1,400,000
Counterclaim against SMS Concast amount																$ 5,000,000
Payments on several changes of dates			$ 450,000
Interest expense													$ 6,372,306	$ 4,178,517
Sale and use tax amount (in Pesos)						$ 2,452,028,000
Interest (in Pesos)						$ 394,138,000
Received an appraisal amount (in Pesos)				$ 1,631,827,000
Interest paid (in Pesos)							$ 153,729,000		$ 56,352,000		$ 87,445,000
Corrective Action Consent Agreement [Member]
Contingencies [Line Items]
Civil penalty															$ 138,000
Republic Steel [Member]
Contingencies [Line Items]
Interest paid (in Pesos)				$ 339,885,000